Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (20,523)	$ (2,400)	$ (75,857)	$ (7,653)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(3)	(8)	(2)	4
Total other comprehensive (loss) income	(3)	(8)	(2)	4
Comprehensive loss	$ (20,526)	$ (2,408)	$ (75,859)	$ (7,649)